Dividends	12 Months Ended
Jun. 30, 2023
Dividends
Dividends
12	Dividends

Dividends paid in the year were $nil (2022: $44,010,000; 2021: $14,665,000) equivalent to $nil (2022: $0.27; 2021: $0.09) per share. The pounds sterling equivalents were £nil (2022: £33,553,000; 2021: £10,718,000) equivalent to £nil (2022: £0.2; 2021: £0.07) per share.